Fair Value Measurements - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Trading investments	¥ 140.6	$ 20.0	¥ 0.0	$ 20.0